Cover Page	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	KORE Group Holdings, Inc.
Entity Filer Category	Accelerated Filer
Amendment Description	On December 2, 2021, KORE Group Holdings, Inc. (“KORE” or the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333- 261464) (the “Registration Statement”). The Registration Statement, as amended, was initially declared effective by the SEC on December 29, 2021, and registered for resale from time to time of 12,186,326 shares of common stock, par value $0.0001 per share (the “common stock”) of KORE, which consisted of an aggregate of (i) 12,000,000 shares of common stock underlying the Exchangeable Notes (as defined herein); and (ii) 186,326 shares of common stock issued as compensation to certain advisors of the Company in connection with the Business Combination (as defined herein). The prospectus forming a part of the Registration Statement also related to the issuance by the Company of up to 8,911,744 shares of common stock upon the exercise of outstanding Company warrants.On October 20, 2022, a Post-Effective Amendment No. 2 to Form S-1 on Form S-3 (“Post-Effective Amendment No. 2”) was filed by the Company to convert the Registration Statement into a registration statement on Form S-3.On April 7, 2023, the Company filed its annual report on Form 10-K for the fiscal year ended December 31, 2022, and simultaneously lost S-3 eligibility. This Post-Effective Amendment No. 3 to Form S-3 on Form S-1 (“Post Effective Amendment No. 3”) is being filed by the Company to convert the Registration Statement into a registration statement on Form S-1.The information included in this filing amends the Post-Effective Amendment No. 2 and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3 to the Registration Statement. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001855457